OTHER GAINS AND LOSSES—NET (Details) - EUR (€) € in Millions	1 Months Ended	12 Months Ended
	Jul. 31, 2018	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Analysis of income and expense [abstract]
Realized (losses) / gains on derivatives		€ (35)	€ (49)	€ 14
Losses reclassified from OCI as a result of hedge accounting discontinuation		(6)	0	0
Unrealized gains / (losses) on derivatives at fair value through profit and loss—net		16	33	(84)
Unrealized exchange gains from the remeasurement of monetary assets and liabilities - net		1	0	0
Impairment of assets		(43)	0	0
Restructuring costs		(13)	(4)	(1)
(Losses) / gains on pension plan amendments		(2)	1	36
(Losses) / gains on disposals		(4)	(3)	186
Other		(3)	(1)	2
Other gains and losses - net		(89)	(23)	153
Analysis of income and expense [line items]
Impairment of assets		(43)	€ 0	0
COVID-19
Analysis of income and expense [abstract]
Losses reclassified from OCI as a result of hedge accounting discontinuation		(6)
A&T and AC&I | COVID-19
Analysis of income and expense [abstract]
Impairment of assets		(43)
Analysis of income and expense [line items]
Impairment of assets		€ (43)
Novelis
Analysis of income and expense [line items]
Sale of assets	€ 200
Net gain on sale of assets				€ 190